As filed with the Securities and Exchange Commission on or about September 4, 2026

Registration Statement File No. 333-259818
Registration Statement File No. 811-09020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 7

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 58

(Check appropriate box or boxes.)

C.M. Life Variable Life Separate Account I

(Exact Name of Registrant)

C.M. Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Depositor’s Principal Executive Offices)

(860) 562-1000
(Depositor’s Telephone Number, including Area Code)

Gary Murtagh
Vice President
C.M. Life Insurance Company
1295 State Street
Springfield, Massachusetts 01111-0001
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on __________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on __________ pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Units of Interest in C.M. Life Electrum SelectSM, a flexible premium, adjustable, variable life insurance policy.

PARTS A and B

The Prospectus, dated April 27, 2026, as supplemented, and the Statement of Additional Information, dated April 27, 2026, are incorporated into Parts A and B of this Post-Effective Amendment No. 7 by reference to Registrant’s filing under Rule 485(b) as filed on April 24, 2026.

A supplement dated September 4, 2026 to the Prospectus is included in Part A of this Post-Effective Amendment No. 7.

Supplement dated September 4, 2026

to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, each dated April 27, 2026,

as supplemented, for:

C.M. Life Electrum SelectSM

Issued by C.M. Life Insurance Company

and to the Prospectus and Updating Summary Prospectus, each dated April 27, 2026, as supplemented, for:

MassMutual ElectrumSM
Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses:

Fund Addition

Beginning October 9, 2026, the LVIP MFS International Growth Separate Account Division will be available as an investment choice under your policy. The LVIP MFS International Growth Separate Account Division invests in the LVIP MFS International Growth Fund. The following information about the fund is added to Appendix A of the prospectuses:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global	LVIP MFS International Growth Fund (Standard Class) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: Massachusetts Financial Services Company	0.79%*	19.11%	7.09%	9.73%

*This Fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this Fund’s annual expenses reflect temporary expense reductions. See the Fund prospectus for additional information.

Fund Reorganization

At a meeting held on March 4–5, 2026, the Board of Trustees of the Lincoln Variable Insurance Products Trust approved a proposal to reorganize the LVIP American Century International Fund with and into the LVIP MFS International Growth Fund (the “Reorganization”). The Reorganization is subject to approval by shareholders of the LVIP American Century International Fund. If approved, the Reorganization is expected to occur on or about October 9, 2026 (the “Reorganization Date”). Upon completion of the Reorganization, shareholders of the LVIP American Century International Fund will receive shares of the corresponding class of the LVIP MFS International Growth Fund that are equal in value to the shares of the corresponding class of the LVIP American Century International Fund held immediately before the Reorganization, and the LVIP American Century International Fund will be liquidated and cease operations.

Acquired Fund	Acquiring Fund

LVIP American Century International Fund (Standard Class II)

Adviser: Lincoln Financial Investments Corporation

Sub-Adviser: American Century Investment Management, Inc.

Separate Account Division: LVIP American Century International

LVIP MFS International Growth Fund (Standard Class)

Adviser: Lincoln Financial Investments Corporation

Sub-Adviser: Massachusetts Financial Services Company

Separate Account Division: LVIP MFS International Growth

At any time before the Reorganization, and subject to the terms of your policy, you may change your premium payment allocation instructions or transfer Account Value out of the LVIP American Century International Separate Account Division to another investment option available under your policy.

page 1 of 2	PS26_37

After the close of the New York Stock Exchange on the Reorganization Date, we will automatically transfer all Account Value in the LVIP American Century International Separate Account Division to the LVIP MFS International Growth Separate Account Division. Your Account Value in the LVIP MFS International Growth Separate Account Division immediately after the transfer will equal your Account Value in the LVIP American Century International Separate Account Division immediately before the transfer. The Reorganization is not expected to be a taxable event for Policy Owners. You are not required to take any action in connection with the Reorganization.

Once the Reorganization occurs, the LVIP American Century International Separate Account Division will no longer be available as an investment option. After the Reorganization, any transaction request received in Good Order that refers to the LVIP American Century International Separate Account Division will be treated as referring to the LVIP MFS International Growth Separate Account Division.

After the Reorganization, if you have any automatic program elections or premium payment allocation instructions on file for the LVIP American Century International Separate Account Division, we will treat those elections and instructions as applying to the LVIP MFS International Growth Separate Account Division.

If you have questions about this supplement or your product, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office at (800) 665-2654 8 a.m.–5 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Fund prospectuses are available on our website at www.MassMutual.com

PART C
OTHER INFORMATION

Item 30.       Exhibits

Exhibit (a)

Resolution of Board of Directors of C.M. Life Insurance Company, authorizing the establishment of the Separate Account – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

Exhibit (b)	Not Applicable.
Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and C.M. Life Insurance Company – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated December 16, 2014 between MML  Distributors, LLC and C.M. Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-259818 filed April 25, 2023

iii.

Template for Insurance Products Distribution Agreement (Version 04/15) (MML Distributors, LLC, Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (d)	i.	Flexible Premium Adjustable Variable Life Insurance Policy – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
	ii.	Cash Surrender Value Enhancement Rider – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
	iii.	Overloan Protection Rider – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
	iv.	Supplemental Monthly Term Insurance Rider – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
Exhibit (e)	i.	Individual Life Application – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
	ii.	Individual Life Insurance Policy Change Form – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
Exhibit (f)	i.

Charter documentation of C.M. Life Insurance Company as approved April 25, 1980 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

	ii.	By-Laws of C.M. Life Insurance Company – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
Exhibit (g)	Reinsurance Contracts
	i.	Hannover Life Reassurance Company of America
a.

Automatic and Facultative YRT Agreement effective January 1, 2023 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024

			i.	Amendment effective July 1, 2024 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-259818 filed April 25, 2025
			ii.	Amendment effective February 6, 2024 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
			iii.	Amendment effective January 1, 2025 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-229670 filed April 24, 2026
	ii.	Munich Reinsurance America, Inc.

		a.	Automatic and Facultative YRT Agreement effective July 1, 2024 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-259818 filed April 25, 2025
	iii.	Swiss Re Life & Health America, Inc.
a.

Automatic and Facultative YRT Agreement effective January 1, 2023 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024

Exhibit (h)	i.	Participating, Selling, Servicing Agreements
		a.	AIM Funds (Invesco Funds)
1.

Participation Agreement dated April 30, 2004 (AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

				i.	Amendment No. 1 dated April 30, 2010 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
ii.

Amendment No. 2 effective May 24, 2019 (MML Bay State Life Insurance Company becomes a party) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-49457 filed April 28, 2021

				iii.	Amendment dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022

2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

		i.	Amendment No. 1 effective May 24, 2019 – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-49457 filed April 28, 2021
		ii.	Amendment No. 2 effective April 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-259818 filed April 25, 2023
3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and C.M. Life Insurance Company and MML Bay State Life Insurance Company becomes a party) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

		i.	Amendment No. 1 effective May 24, 2019 – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-49457 filed April 28, 2021
b.	American Funds® Funds
1.

Participation Agreement dated as of March 7, 2003 (American Funds Insurance Series, Capital Research and Management Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		i.	Amendment dated as of May 1, 2006 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		ii.	Amendment No. 2 dated as of April 30, 2010 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		iii.	Amendment No. 3 dated as of December 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021
		iv.	Amendment No. 4 dated as of September 15, 2021 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-259818 filed April 25, 2023
		v.	Amendment No. 5 dated as of April 2, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
2.

Business Agreement dated as of March 7, 2003 (C.M. Life Insurance Company, MML Distributors, LLC, American Funds Distributors, Inc. and Capital Research and Management Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		i.	First amendment effective May 1, 2013 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		ii.	Second amendment dated as of September 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
		iii.	Third amendment dated as of April 2, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
c.	BlackRock Funds
1.

Participation Agreement dated as of February 1, 2017, as amended (BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
		ii.	Second Amendment effective October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
		iii.	Third Amendment effective as of April 1, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
iv.

Fourth Amendment effective as of November 1, 2021 adding C.M. Life Insurance Company, as a party – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022

		v.	Amendment regarding Rules 30e-3 and 498A as of April 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
2.

Administrative Services Agreement dated as of February 1, 2017 (BlackRock Advisors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
		ii.	Second Amendment effective November 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
3.

Distribution & Marketing Support Agreement effective February 1, 2017 (BlackRock Advisors, LLC, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
		ii.	Second Amendment effective as of November 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
4.

Distribution Sub-Agreement dated as of April 1, 2021 (Blackrock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

		i.	First Amendment effective as of April 23, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
		ii.	Second Amendment effective November 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
d.	BNY Funds (formerly Dreyfus Funds)
1.

Fund Participation Agreement dated as of January 1, 2017 (Each Participating Fund, The Corporation including MBSC Securities Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

Amendment No. 1 dated September 22, 2021 (adding C.M. Life Insurance Company as a party) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

2.

Administrative Services Agreement effective as of January 1, 2017 (The Dreyfus Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

Amendment No. 1 dated September 22, 2021 (adding C.M. Life Insurance Company as a party) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

3.

Distribution Advanced Market Letter Agreement dated January 1, 2017 (MBSC Securities Corporation, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	Amendment No. 1 dated September 22, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
e.	Delaware Funds
1.

Participation Agreement dated as of October 10, 2016 (Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated December 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
		ii.	Amendment as of January 1, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		iii.	Amendment No. 2 dated October 20, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
		iv.	Amendment No. 3 dated July 25, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
2.

Service Agreement dated as of October 10, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated December 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
		ii.	Amendment No. 2 dated October 20, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
		iii.	Amendment No. 3 dated July 25, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
3.

Delaware Funds Dealer’s Agreement dated October 24, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment No. 2 dated October 20, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
f.	Dimensional Funds
1.

Participation Agreement dated as of January 27, 2021 (DFA Investment Dimensions Group Inc, Dimensional Fund Advisors LP, DFA Securities LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		i.	Amendment effective as of July 1, 2021 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		ii.	Joinder dated August 23, 2021 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
g.	Eaton Vance Funds
1.

Participation Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and Massachusetts Mutual Life Insurance Company and its Separate Accounts) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated December 14, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
ii.

Amendment No. 2 dated August 10, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		iii.	Amendment No. 3 dated July 14, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024

2.

Shareholder Servicing Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

Amendment No. 1 dated August 10, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

h.	Fidelity Funds
1.

Amended and Restated Participation Agreement dated September 28, 2021 (Fidelity Distributors Company, LLC, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V and C.M. Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

		i.	First Amendment dated September 28, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
		ii.	Second Amendment effective August 7, 2023 – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
iv.

Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

	4.	Service Agreement effective September 28, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
i.	Franklin Templeton Funds
1.

Participation Agreement dated as of May 1, 2000 (Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		i.	Amendment effective April 15, 2001 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
ii.

Amendment No. 2 effective May 1, 2003 (MML Distributors, LLC becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		iii.	Amendment No. 3 effective June 5, 2007 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		iv.	Amendment No. 4 dated October 25, 2010 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
v.

Addendum effective as of March 20, 2012 (with MML Distributors, LLC) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		vi.	Amendment effective as of January 15, 2013 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		vii.	Amendment No. 6 executed as of August 6, 2014 – Incorporated by reference to Pre-Effective Amendment No. 1 Registration Statement File No. 333-259818 filed December 17, 2021

		viii.	Amendment No. 7 dated July 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017
		ix.	Amendment No. 8 dated September 8, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-49457 filed April 28, 2021
		x.	Amendment dated as of June 25, 2021 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
		xi.	Amendment as of September 1, 2022 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-259818 filed April 25, 2023
		xii.	Amendment No. 11 effective July 25, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
2.

Administrative Services Agreement dated May 1, 2002 (Franklin Templeton Services, LLC, Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-259818 filed April 25, 2023

		i.	Amendment No. 1 dated August 10, 2005 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-259818 filed April 25, 2023
		ii.	Amendment No. 2 dated December 28, 2007 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-259818 filed April 25, 2023
		iii.	Amendment No. 3 dated October 14, 2016 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-259818 filed April 25, 2023
		iv.	Amendment No. 4 dated September 8, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-49457 filed April 28, 2021
		v.	Amendment No. 5 executed October 4, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
		vi.	Amendment dated August 17, 2022 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-259818 filed April 25, 2023
		vii.	Amendment No. 7 executed as of June 25, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
j.	Goldman Sachs Funds
1.

Participation Agreement dated as of November 1, 1999 (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		i.	Amendment No. 1 effective May 1, 2000 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		ii.	Amendment No. 2 effective April 15, 2001 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		iii.	Amendment No. 3 effective April 6, 2011 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		iv.	Amendment No. 4, dated September 28, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
		v.	Amendment Regarding Rules 30e-3 and 498A, dated September 28, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
2.

Administrative Services Agreement dated November 1, 1999 (Goldman, Sachs & Co. and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

	3.	Service Class Service Agreement dated September 28, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
k.	Ivy Funds
1.

Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		i.	First Amendment dated January 18, 2013 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
		ii.	Second Amendment dated June 12, 2015 – Incorporated by reference to Pre-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated February 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 3 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iv.	Fourth Amendment dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		v.	Fifth Amendment dated March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		vi.	Sixth Amendment dated May 1, 2021 regarding Rules 30e-3 and 498a – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022
vii.

Seventh Amendment dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

2.

Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		i.	Amendment No. 1 effective April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Amendment No. 2 effective April 15, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Amendment No. 3 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
iv.

Amendment No. 4 dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

l.	Janus Aspen Funds (Institutional)
	1.	Amended and Restated Participation Agreement dated August 7, 2023 (Janus Aspen Series and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
		i.	Amendment Regarding Revocation of Rule 30e-3 dated November 4, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-274306 filed April 25, 2025
		ii.	Amendment dated February 17, 2026 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
	2.	Janus Henderson Amended and Restated Administrative Services Letter dated August 7, 2023 (Janus Henderson Investors USLLC and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
m.	Lincoln Funds
1.

Fund Participation Agreement as of May 1, 2023 (Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) –Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-215823 filed April 25, 2023

		i.	Amendment effective April 29, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
		ii.	Amendment No. 2 dated August 1, 2025 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
2.

Administrative Services Agreement as of May 1, 2023 (Lincoln Investment Advisors Corporation, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-215823 filed April 25, 2023

i.

First Amendment to Administrative Services Agreement effective April 29, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024

		ii.	Second Amendment to Administrative Services Agreement effective August 1, 2025 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
3.

Distribution Services Agreement as of April 29, 2024 (Lincoln Financial Distributors, Inc., MML Investors Services, LLC and MML Strategic Distributors, LLC) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024

n.	Lord Abbett Series Funds
1.

Fund Participation Agreement as of February 7, 2017 (Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

Amendment No. 1 dated September 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

2.

Service Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

Amendment No. 1 dated September 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

3.

Administrative Services Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

Amendment No. 1 dated September 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

o.	MFS® Funds
1.

Amended and Restated Participation Agreement dated October 1, 2016 (MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, MFS® Fund Distributors, Inc. and C.M Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

		i.	Amendment dated September 7, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
2.

Shareholder Services Letter Agreement (re Administrative Services) dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and C.M Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

p.	MML Funds
1.

Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		i.	First Amendment to Participation Agreement effective March 17, 2017 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
		ii.	Second Amendment to Participation Agreement effective March 31, 2026 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026

2.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		ix.	Ninth Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
q.	MML II Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

		xi.	Eleventh Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
r.	PIMCO Funds
1.

Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Amendment signed March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017
	2.	Termination Agreement dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
3.

Selling Agreement executed on April 26, 2006 (Allianz Global Investors Distributors LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

4.

Services Agreement (Trust) for PIMCO Variable Insurance Trust effective as of March 1, 2017 (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	Amendment No. 1 dated November 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
s.	Schwab Funds
1.

Form of Participation Agreement (C.M. Life Insurance Company, Schwab Annuity Portfolios, and Charles Schwab & Co., Inc.) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024

t.	T. Rowe Price Funds
1.

Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

i.

Amendment effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party), – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

		ii.	Amendment effective May 1, 2003 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021
		iii.	Amendment effective May 1, 2006 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021
		iv.	Amendment effective January 7, 2008 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021
		v.	Amendment effective March 21, 2013 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021
		vi.	Amendment dated December 9, 2021 – Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement File No. 333-49457 filed April 21, 2022
		vii.	Amendment dated April 7, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-259818 filed April 25, 2023
2.

Administrative Fee Letter Agreement effective May 1, 2024 (T. Rowe Price Services, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024

3.

Supplement to the Variable Insurance Portfolio Administrative Fee Agreement dated May 1, 2024 (T. Rowe Price Associates, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024

4.

Distribution Services Agreement dated September 1, 2016 among T. Rowe Price Investment Services, Inc., Massachusetts Mutual Life Insurance Company MML Investors Services, LLC and MML Distributors, LLC. – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

			i.	Amendment dated December 9, 2021 – Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement File No. 333-49457 filed April 21, 2022
	u.	TOPS Funds
1.

Participation Agreement dated October 9, 2020 by and among Northern Lights Variable Trust, Services, Advisers, Inc., Northern Lights Distributors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

i.

Amendment No. 1 effective March 17, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

			ii.	Amendment No. 2 dated August 17, 2021 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
			iii.	Amendment No. 3 dated June 26, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
	v.	VanEck VIP Trust
1.

Participation Agreement dated January 28, 2021 among VanEck VIP Trust, VanEck Securities Corporation, VanEck Associates Corportation and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026

			i.	Amendment dated June 26, 2023 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
			ii.	Amendment dated February 6, 2026 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
	w.	Vanguard Funds
1.

Participation Agreement dated September 16, 2021 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and C.M. Life Insurance Company – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

			i.	Revised Schedule A effective as of June 21, 2023 – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
			ii.	Amendment effective as of August 1, 2024 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-259818 filed April 25, 2025
2.

Defined Contribution Clearance & Settlement Agreement dated June 16, 2020 among The Vanguard Group, Inc. and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

			i.	Revised Schedule I effective as of September 16, 2021 – Incorporated by reference to Pre- Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
			ii.	Revised Schedule I effective as of June 21, 2023 – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
			iii.	Revised Schedule I effective as of August 1, 2024 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-259818 filed April 25, 2025
			iv.	Revised Schedule I effective as of August 11, 2025 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
3.

Networking Agreement dated June 16, 2020 among The Vanguard Group, Inc. and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

			i.	Revised Schedule I effective as of September 16, 2021 – Incorporated by reference to Pre- Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
	x.	Western Asset Funds
1.

Participation Agreement dated December 2, 2020 (Massachusetts Mutual Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024

			i.	Amendment No. 1 dated May 1, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
			ii.	Amendment No. 2 dated July 25, 2023 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)
a.

AIM Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		1.	Amendment No. 1 dated June 30, 2020 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020
b.

American Funds Service Company effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

		1.	Amendment No. 1 dated August 22, 2008 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

c.

Delaware VIP Trust, Delaware Distributors, L.P. dated as of October 10, 2016 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

d.

Eaton Vance dated as of January 30, 2017 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

e.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

f.

Franklin/Templeton Distributors, Inc. effective April 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

g.

Goldman Sachs & Co. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

h.

Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

i.

MFS®  Fund Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

j.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

k.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

l.

PIMCO Variable Insurance Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

m.

T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

1.

Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

		2.	Amendment dated November 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021
Exhibit (i)	Not Applicable.
Exhibit (j)	Not Applicable.
Exhibit (k)	Opinion and Consent of Counsel – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
Exhibit (l)	Not Applicable.
Exhibit (m)	Not Applicable.

Exhibit (n)	i.	Auditor Consents:
		•	Company Financial Statements
		•	Separate Account Financial Statements
– Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026
	ii.	a. Powers of Attorney for:
		•	Roger W. Crandall
		•	Michael J. O’Connor
		•	Paul LaPiana
		•	Mary Jane Fortin
b. Power of Attorney for:
		•	Gregory Giardiello
– Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-259818 filed November 17, 2025

Exhibit (o)	Not Applicable.
Exhibit (p)	Not Applicable.
Exhibit (q)

SEC Procedures Memorandum dated April 23, 2026, describing C.M. Life Insurance Company issuance, transfer, and redemption procedures for the C. M. Life Electrum Select Policy – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-259818 filed April 24, 2026

Item 31.       Directors and Officers of the Depositor

Directors of C.M. Life Insurance Company

Roger W. Crandall, Director (Chairman), President, and Chief Executive Officer 1295 State Street Springfield, MA 01111	Paul A. LaPiana, Director and Executive Vice President 1295 State Street Springfield, MA 01111
Michael J. O’Connor, Director and General Counsel 1295 State Street Springfield, MA 01111	Mary Jane Fortin, Director, Executive Vice President, and Chief Financial Officer 10 Fan Pier Boulevard Boston, MA 02210

Principal Officers of C.M. Life Insurance Company (other than those who are also Directors, as referenced above):

Gregory Giardiello, Corporate Controller 10 Fan Pier Boulevard Boston, MA 02210	Julieta Sinisgalli, Treasurer 10 Fan Pier Boulevard Boston, MA 02210
Tokunbo Akinbajo, Corporate Secretary 1295 State Street Springfield, MA 01111	Eric Partlan, Executive Vice President 10 Fan Pier Boulevard Boston, MA 02210
Dominic Blue, Executive Vice President 1295 State Street Springfield, MA 01111

Item 32.       Persons Controlled by or Under Common Control with the Depositor or Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

As of 7-31-26

I.                  DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.                C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation.

1.                   MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation.

2.                   CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

3.                   CM Life Mortgage Lending LLC (March 16, 2023), a Delaware limited liability company.

B.                MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company (MassMutual – 99% and MassMutual Holding LLC – 1%).

C.                MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.                 MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company.

a)                   MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company.

2.                 MassMutual Assignment Company (October 4, 2000), a North Carolina corporation.

3.                 MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

4.                 LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

5.                 MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company.

a)                 Crane APAC I LP (August 22, 2025), a United Kingdom private fund limited partnership (MassMutual owns 100% limited partnership interest.).

b)                 MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

c)                 MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company.

d)                 MassMutual Ventures US III LLC (May 21, 2020), a Delaware limited liability company.

e)                 MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company.

f)                  MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company.

g)                 MassMutual Ventures Southeast Asia II LLC (December 12, 2019), a Delaware limited liability company.

h)                 MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company.

i)                  MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company.

(a)               MMV UK/SEA Limited (May 23, 2023), a company established in England and Wales.

(b)	MassMutual Ventures India Private Limited (January 10, 2024), an India company.

6.                 MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company.

7.                 Fern Street LLC (April 11, 2013), a Delaware limited liability company.

8.                 Sleeper Street LLC (October 4, 2019), a Delaware limited liability company.

9.                 MM Catalyst Fund LLC (November 25, 2020), a Delaware limited liability company.

10.              MM Catalyst Fund II LLC (February 6, 2023), a Delaware limited liability company.

11.              MM Asset Management Holding LLC (November 29, 2011), a Delaware limited liability company.

a)                 Barings LLC (July 5, 1940), a Delaware limited liability company. (MM Asset Management Holding LLC – 81.5%, C.M. Life 0.5%).

i)                  Barings Securities LLC (July 1, 1994), a Delaware limited liability company.

ii)                Barings Guernsey Limited (February 20, 2001), a company organized under the laws of Guernsey.

(a)               Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.

(i)                Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales.

(a)               Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales.

(b)              Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales.

(c)               Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales.

(d)              Barings European Core Property Fund GP Sàrl (October 29, 2015), a special-purpose company organized in Luxembourg.

(e)               Barings BME GP Sàrl (July 31, 2020), a company organized under the laws of England and Wales.

(f)                Barings GPLF4(S) GP Sàrl (March 18, 2021), a company incorporated under the laws of Luxembourg.

(ii)              Barings Italy S.r.l. (July 23, 2019), a company incorporated under the laws of Italy.

(iii)            Barings Sweden AB (July 16, 2019), a company incorporated under the laws of Sweden.

(iv)             Barings Asset Management Spain SL (October 13, 2019), a company incorporated under the laws of Spain.

(v)              Barings Netherlands B.V. (December 5, 2019), a company incorporated under the laws of the Netherlands.

(vi)             Barings GmbH (formerly Barings Real Estate GmbH) (January 8, 2014), a German limited liability company.

(vii)           Barings (U.K.) Limited (January 4, 1995), a company organized under the laws of England and Wales.

(viii)         Baring France SAS (July 24, 1997), a company incorporated under the laws of France.

(ix)             Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland.

(x)              Barings Switzerland Sàrl (December 18, 2013), a company established under the laws of Switzerland.

iii)              Barings Real Estate Advisers, Inc. (May 11, 2004), a Delaware corporation.

iv)               Barings Real Estate Acquisitions LLC (January 10, 2022), a Delaware limited liability company.

v)                 BMC Holdings DE LLC (March 29, 2013), a Delaware limited liability company.

vi)               Barings Finance LLC (December 12, 2012), a Delaware limited liability company.

(a)               BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland.

(b)              BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware.

(c)               BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland.

vii)             Baring Asset Management (Asia) Holdings Limited (June 7, 1985), a company organized in Hong Kong.

(a)               Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

(b)              Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

(c)               Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong.

(i)                Baring Asset Management Korea Limited, a regulated Korean company.

(ii)              Barings Investment Management (Shanghai) Limited (August 3, 2018), a company established under Chinese law.

(a)               Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018).

(d)              Barings Singapore Pte. Ltd. (November 16, 2020), a company established under the laws of Singapore.

(i)                Barings Real Estate Investment Japan Limited (July 31, 2025), a company organized in Japan.

(e)               Barings Australia Holding Company Pty Ltd (October 12, 2009).

(i)                Barings Australia Pty Ltd (October 16, 2009).

viii)           Barings Australia Real Estate Holdings Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

(a)               Barings Australia Real Estate Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

(i)                Barings Australia Property Holdings Pty Ltd (May 5, 2010), a company established under the laws of Australia.

ix)               Barings Australia Structured Finance Holdings Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

(a)               Barings Australia Structured Finance Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

(i)                Gryphon Capital Partners Pty Ltd (January 2, 2014), a proprietary limited company established under the laws of Australia.

(a)               Gryphon Capital Management Pty Ltd (February 28, 2014), a proprietary limited company established under the laws of Australia.

x)                 Barings Real Estate Holdings LLC (October 7, 2021), a Delaware limited liability company.

(a)               Artemis Real Estate Partners LLC (August 27, 2009), a Delaware limited liability company.

(i)                Artemis Real Estate Advisors, LLC (July 25, 2019), a Delaware limited liability company.

(ii)              Artemis Real Estate Partners Acquisitions I, LLC (March 23, 2010), a Delaware limited liability company.

(iii)       Artemis Industrial Development Member, LLC (April 26, 2022), a Delaware limited liability company.

D.                MassMutual Private Wealth & Trust, FSB (January 12, 2000), a federally chartered stock savings bank.

E.                 MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability company.

F.                 MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company.

G.                MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company.

H.                MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company.

I.                  Jefferies Finance LLC (July 26, 2004), a Delaware limited liability company. (MassMutual holds 50% voting ownership interest and Jefferies Financial Group Inc. holds 50% voting ownership interest.)

1.                 Apex Credit Holdings LLC (formerly known as Apex Credit Partners LLC, October 20, 2014), a Delaware limited liability company.

2.                 JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation.

3.                 Jeffries MM Lending LLC (October 14, 2011), a Delaware limited liability company.

4.                 JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company.

5.                 JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company.

6.                 JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company.

7.                 JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company.

a)                 Jefferies Finance Europe, S.L.P. (July 20, 2020), an alternative investment fund.

b)                 Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund.

8.                 Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company.

a)                 JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company.

9.                 JFIN Funding 2021 LLC (November 5, 2021), a Delaware limited liability company.

10.         JCP Funding 2024 LLC (March 12, 2024), a Delaware limited liability company.

11.         JSPCS MM LLC (July 8, 2024), a Delaware limited liability company

12.         Jefferies Credit Partners LLC (formerly known as JFIN Asset Management LLC) (June 8, 2020), a Delaware limited liability company.

a)                 JDLF GP (Europe) S.a.r.l. (November 4, 2022), incorporated and existing under the laws of Luxembourg.

b)                 Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

c)                 Jefferies Direct Lending Europe SCSp SICAV-RAIF (December 9, 2022), incorporated and existing under the laws of Luxembourg.

d)                 Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

i)                  JCM GP I LLC (October 6, 2023), a Delaware limited liability company.

ii)                JCM H-2 Credit Fund GP LLC (May 15, 2024), a Delaware limited liability company.

e)                 JCP GP I LLC (October 12, 2023), a Delaware limited liability company.

f)                  JCP Direct Lending CLO 2022 LLC (November 1, 2021), a Delaware limited liability company.

g)                 JDLF II GP LLC (January 7, 2022), a Delaware limited liability company.

i)                  JDLF II GP LP (January 7, 2022), a Delaware partnership.

(a)               Jefferies Direct Lending Fund II C LP (January 7, 2022), a Delaware partnership.

(i)                Jefferies DLF 2 C Holdings LLC (March 28, 2022), a Delaware limited liability company.

(a)               Jefferies Direct Lending Fund II C SPE LLC (March 28, 2022), a Delaware limited liability company.

(i)                Jefferies DLF2 C Holdings-2 LLC (October 11, 2024), a Delaware limited liability company.

(b)              Jefferies Direct Lending Fund II C SPE-2 LLC (October 11, 2024), a Delaware limited liability company.

h)                 JDLF III GP LLC (January 30, 2024), a Delaware limited liability company.

i)                  JDLF III GP LP (January 30, 2024), a Delaware partnership.

(a)               Jefferies Direct Lending Fund III C LP (January 30, 2024), a Delaware partnership.

(i)                Jefferies DLF3 C Holdings LLC (December 3, 2024), a Delaware limited liability company.

(a)               Jefferies Direct Lending Fund III C SPE LLC (December 3, 2024), a Delaware limited liability company.

i)                  JFAM GP LLC (April 13, 2017), a Delaware limited liability company.

i)                  JFAM GP LP (April 13, 2017), a Delaware partnership.

(a)       Jefferies Direct Lending Fund C LP (November 25, 2019), a Delaware partnership.

(i)       Jefferies DLF C Holdings LLC (February 11, 2020), a Delaware limited liability company.

(a)       Jefferies Direct Lending Fund C SPE LLC (February 11, 2020), a Delaware limited liability company.

j)            JCP Direct Lending CLO 2023-1 LLC (May 11, 2023), a Delaware limited liability company.

i)       JCP Direct Lending CLO 2023 Ltd. (May 23, 2023), a Jersey Channel Islands private limited company.

k)           Jefferies M Super Private Credit Fund GP LLC (March 19, 2024), a Delaware limited liability company.

l)            Jefferies Credit Partners Europe Limited (September 5, 2024), a private limited company formed in England and Wales.

i)       Jefferies Credit Partners (Luxembourg) GP S.à r.l (formerly Jefferies European Direct Lending Fund GP S.à r.l) (December 24, 2025), a Luxembourg limited liability company.

(a)       Jefferies Credit Partners (Luxembourg) S.C.A. SICAV-RAIF (May 19, 2026), a Luxembourg corporate partnership.

m)          JCP Congaree Credit Fund GP LLC (April 16, 2025), a Delaware limited liability company.

n)          JCP Solaris Credit Fund GP LLC (June 20, 2025), a Delaware limited liability company.

o)          Jeffries Credit Partners Structured Solutions Fund GP LLC (August 21, 2025), a Delaware limited liability company.

p)          JCP Acacia Fund GP LLC (April 6, 2026), a Delaware limited liability company.

q)       Apex Credit Partners LLC (formerly known as Apex Newco LLC) (July 15, 2021), a Delaware limited liability company.

i)          Green SPE LLC (April 16, 2024), a Delaware limited liability company.

ii)         Green SPE 2025 LLC (October 1, 2024), a Delaware limited liability company.

iii)       Apex Credit CLO 13 Ltd. (September 9, 2024), a Cayman Islands Exempted Company. This entity is 54.34% owned by Apex Credit Partners LLC.

iv)        Apex GP I LLC (December 21, 2023), a Delaware limited liability company.

(a)       Apex Securitized Income Fund LP (December 22, 2023), a Delaware limited partnership

r)            Jefferies Credit Partners Investments Holdings LLC (July 1, 2026), a Delaware limited liability company.

i)       Jefferies Credit Partners Investments LLC (July 1, 2026), a Delaware limited liability company.

13.           JFIN Revolver SPE1 2022 LLC (March 9, 2022), a Delaware limited liability company.

14.           JFIN Revolver SPE3 2022 LLC (August 31, 2022), a Delaware limited liability company.

15.           JFIN Revolver SPE4 2022 LLC (August 31, 2022), a Delaware limited liability company.

16.           JFIN Revolver SPE4 2022 Ltd. (August 31, 2022), a Cayman Islands company.

17.           JCP Private Loan Management GP LLC (March 16, 2023), a Delaware limited liability company.

a)       JCP Private Loan Management LP (March 16, 2023), a Delaware limited partnership.

18.           JF CEI Holdings 1 LLC (December 20, 2024), a Delaware limited liability company

a)       JF CEI Holdings 2 LLC CP (December 20, 2024), a Delaware limited liability company.

J.              Berkshire Way LLC (June 14, 2012), a Delaware limited liability company.

K.             MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company.

L.             MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company.

M.            Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company.

N.             MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

O.             Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company. MassMutual’s ownership is 37% and 63% is held by MassMutual Trad Private Equity LLC.

1.       Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company.

a)       Lyme Adirondack Timber Sales, LLC (December 16, 2016), a Delaware company. (Note: Lyme Adirondack Timber Sales, Inc. merged with and into this company effective December 31, 2016.)

b)       Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company.

c)       Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company.

P.             Insurance Road LLC (May 3, 2017), a Delaware limited liability company.

1.       MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company.

2.       MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company.

3.       Trad Investments I LLC (September 11, 2018), a Delaware limited liability company.

Q.            MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company.

R.             MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company.

S.              EM Opportunities LLC (January 16, 2018), a Delaware limited liability company.

T.             MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company.

U.             CML Global Capabilities (December 2, 2019), a Delaware limited liability company.

V.             MM Global Capabilities I LLC (December 2, 2019), a Delaware limited liability company.

1.       MassMutual Global Business Services India LLP (December 23, 2019), a limited partnership domiciled in the Republic of India (owned 99.8% by MM Global Capabilities I LLC).

W.           MM Global Capabilities II LLC (December 2, 2019), a Delaware limited liability company.

1.       MM Global Capabilities (Netherlands) B.V. (February 28, 2020), a company domiciled in the Netherlands (MM Global Capabilities I LLC and MM Global Capabilities II LLC are the partners of this company).

a)       MassMutual Global Business Services Romania S.R.L. (March 31, 2020), a company domiciled in Romania.

X.            MM Global Capabilities III LLC (December 3, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

Y.             MM Investment Holding (September 21, 2020), a Cayman Islands company.

1.       MML Management Corporation (October 14, 1968), a Massachusetts corporation.

a)       MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

b)       MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

2.       MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) (owned 99.61% by MM Investment Holding and 0.39% by C.M. Life Insurance Company).

a)       MMAF Equipment Finance LLC 2020-A (May 27, 2020), a Delaware limited liability company.

b)       MMAF Equipment Finance LLC 2023-A (June 14, 2023), a Delaware limited liability company.

c)       MMAF Equipment Finance LLC 2024-A (November 28, 2023), a Delaware limited liability company.

d)       Barings Equipment Finance LLC 2025-A (December 30, 2024), a Delaware limited liability company t

e)       Barings Equipment Finance LLC 2025-B (September 25, 2025), a Delaware limited liability company.

f)       Barings Equipment Finance LLC 2026-A (December 30, 2025), a Delaware limited liability company.

3.       MMIH Bond Holdings LLC (November 28, 2022), a Delaware limited liability company.

Z.             MML CM LLC (November 10, 2020), a Delaware limited liability company.

1.       Flourish Holding Company LLC (February 14, 2022), a Delaware limited liability company.

a)       Flourish Insurance Agency LLC (February 18, 2022), a Delaware limited liability company.

b)       Flourish Financial LLC (November 3, 2017), a Delaware limited liability company.

c)       Flourish Technologies LLC (May 11, 2021), a Delaware limited liability company.

d)       SoraFinance, Inc. (November 8, 2021), a Delaware corporation.

AA.         Glidepath Holdings Inc. (February 4, 2021), a Delaware corporation.

1.                 MassMutual Ascend Life Insurance Company (December 29, 1961), an Ohio corporation.

a)                 Annuity Investors Life Insurance Company (November 13, 1981), an Ohio corporation.

b)                 MM Ascend Life Investor Services, LLC (formerly Great American Advisors, LLC) (December 10, 1993), an Ohio corporation.

c)                 MM Ascend Mortgage Lending LLC (March 17, 2023), a Delaware limited liability company.

d)                 MM Vine Street LLC (September 26, 2024), a Delaware limited liability company

e)                 Counterpointe – Ascend Mortgage Lending LLC (February 20, 2025), a Delaware limited liability company.

f)                  Manhattan National Holding Corporation (August 27, 2008), an Ohio corporation.

i)                  Manhattan National Life Insurance Company (May 21, 2014), an Ohio corporation.

BB.              MM/Barings Multifamily TEBS 2020 LLC (April 2, 2020) a Delaware limited liability company that engages in bond and mortgage loan securitization transactions.

CC.              MassMutual Ventures Europe/APAC I GP, LLC (September 28, 2022), a Delaware limited liability company.

1.                 MassMutual Ventures Europe/APAC I GP, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

a)                 MassMutual Ventures Europe/APAC I, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

i)                  MassMutual Ventures Southeast Asia III LLC (January 3, 2022), a Delaware limited liability company.

(a)                 MMV Digital I LLC (May 18, 2022)), a Cayman Islands company.

DD.             MassMutual Ventures US IV GP, LLC (September 28, 2022), a Delaware limited liability company.

1.                 MassMutual Ventures US IV, L.P. (September 28, 2022), a Delaware limited partnership.

a)                 MassMutual Ventures US IV LLC (December 8, 2021), a Delaware limited liability company that will hold investments.

EE.              DPI-ACRES Capital LLC (September 16, 2022), a Delaware limited liability company.

FF.               MMV CTF I GP, LLC (January 30, 2023), a Delaware limited liability company.

1.                 MassMutual Ventures Climate Technology Fund I LP (January 30, 2023) a Delaware fund.

GG.             DPI-ARES Mortgage Lending LLC (July 5, 2023) a Delaware limited liability company.

HH.             Counterpointe Sustainable Advisors LLC (April 4, 2023), a Delaware limited liability company. MassMutual has a 80.25% ownership interest in this company.

1.                 CSA Incentive Holdco LLC (April 6, 2023), a Delaware limited liability company.

2.                 CSA Intermediate Holdco LLC (April 4, 2023), a Delaware limited liability company.

a)                 Counterpointe Trust Services LLC (October 14, 2020), a Delaware limited liability company.

b)                 CP PACE LLC (October 14, 2020), Delaware limited liability company.

i)                  Counterpointe Titling Trust (November 6, 2020), a Delaware statutory trust.

c)                 Counterpointe Energy Solutions II LLC (April 6, 2023), a Delaware limited liability company.

i)                  Counterpointe Energy Solutions (CA) II LLC (April 6, 2023), a Delaware limited liability company.

ii)                Counterpointe Energy Solutions (IL) LLC (July 16, 2018), a Delaware limited liability company.

(a)                 Loop-Counterpointe PACE LLC (July 16, 2018), a Delaware limited liability company.

iii)                Counterpointe Energy Solutions (FL) II LLC (October 2, 2023), a Delaware limited liability company.

d)                 CSA Employee Services Company LLC (April 6, 2023), a Delaware limited liability company.

e)                 Counterpointe Sustainable Real Estate II LLC (April 6, 2023), a Delaware limited liability company.

f)                  Counterpointe Energy Services LLC (March 17, 2015), a Delaware limited liability company.

g)                 Counterpointe Investment Management LLC (October 10, 2024), a Delaware limited liability company.

II.                 Stillings Street LLC (September 25, 2024), a Delaware limited liability company.

JJ.                 Eclipse Business Capital Holdings LLC (July 7, 2021), a Delaware limited liability company.

KK.             Counterpointe – MM Mortgage Lending LLC (February 20, 2025), a Delaware limited liability company

LL.              LNL MM, LLC (February 19, 2025), a Delaware limited liability company (MassMutual – 71.25%; MM Ascend 23.7%).

1.                 LNL MM D, LLC (February 19, 2025), a Delaware limited liability company.

2.                 LNL MM D Core, LLC (February 19, 2025), a Delaware limited liability company.

MM.           Corten Real Estate Credit Fund I LLC (January 15, 2026), a Delaware limited liability company. MassMutual owns 73.5% and MassMutual Ascend Life Insurance Company owns 24.5%.

NN.           CapSec LLC (June 25, 2025), a Delaware limited liability company.

OO.             LNL MM 2, LLC (May 8, 2025), a Delaware limited liability company (MassMutual – 85.5%; MM Ascend 9.5%).

PP.             Port 51 Lending Holdings LLC (June 8, 2022), a Delaware limited liability company

1.                 Port 51 Lending LLC (January 2, 2018), a Delaware limited liability company.

2.                 Port 51 Commercial LLC (July 8, 2025) a Delaware limited liability company.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified. Note that MM Asset Management Holding LLC owns 81.5% and C.M. Life owns 0.5% of Barings LLC.

ALAND ROYALTY GP, LLC

Delaware - 6887128

ALASKA FUTURE FUND GP, LLC

Delaware – 7621080

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware – 6972999

BARING INVESTMENT SERIES, LLC

Delaware – 4057176

BARINGS ACTIVE PASSIVE EQUITY DIRECT EAFE LLC

Delaware – 678445

BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

61.02% owned by Barings LLC

BARINGS BLUE RIDGE FUND GP LLC

Delaware, U.S.A. – 10477046

BARINGS BLUE RIDGE FUND, L.P.

Delaware, U.S.A. – 10477048

BARINGS CAPITAL SOLUTIONS PERPETUAL FUND (DE), L.P.

Delaware, U.S.A. – 7354538

32.63% owned by Barings LLC

BARINGS CENTRE STREET CLO EQUITY PARTNERSHIP GP, LLC

Delaware, U.S.A. – 67009373

BARINGS CENTRE STREET CLO EQUITY PARTNERSHIP L.P.

Delaware, U.S.A. – 6700979

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS CLO INVESTMENT PARTNERS (CAYMAN) LP

Cayman Islands – No number available

BARINGS CLO INVESTMENT PARTNERS (MINI-MASTER) LP

99.91% owned by Barings LLC

Delaware – No number available

BARINGS CLO INVESTMENT PARTNERS LP

Delaware – No number available

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

BARINGS DIRECT LENDING GP LTD.

Cayman Islands - WC-331849

BARINGS DIRECT INVESTMENTS LLC

Delaware, U.S.A. – 4296453

BARINGS DIVERSIFIED RESIDENTIAL FUND GP LLC

Delaware, U.S.A. – 3574626

BARINGS EMERGING GENERATION FUND GP, LLC

Delaware, U.S.A. – 7715719

50% owned by Barings LLC

BARINGS EMERGING GENERATION FUND II GP, LLC

Delaware, U.S.A. – 6638604

BARINGS EMERGING GENERATION FUND III GP, LLC

Delaware, U.S.A. – 10395626

BARINGS EMERGING GENERATION FUND III, LLC

Delaware, U.S.A. – 10395638

BARINGS EMERGING MARKETS BLENDED FUND I GP, LLC

Delaware, U.S.A. – 6229845

BARINGS EPLF5 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493135

BARINGS ERS PE EMERGING MANAGER III GP, LLC

Delaware, U.S.A. – 7443853

BARINGS FC III LLC

Delaware, U.S.A. – 3467267

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISORS LLC

Delaware, U.S.A. –6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL SPECIAL SITUATIONS CREDIT FUND 4 GP (DELAWARE) LLC

Delaware, U.S.A. – 3075964

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

55.5% owned by Barings LLC

BARINGS GPSF LLC

Delaware, U.S.A. – 3022744

BARINGS HOTEL OPPORTUNITY VENTURE I GP, LLC

Delaware, U.S.A. – 5939453

50% owned by Barings LLC

BARINGS HOTEL OPPORTUNITY VENTURE II GP, LLC

Delaware – 10535565

25% owned by Barings LLC

BARINGS INFINITI FUND MANAGEMENT LLC

Delaware, U.S.A. – 7140111

BARINGS INFRASTRUCTURE CLO EQUITY PARTNERSHIP GP LLC

Delaware, U.S.A. – 10254364

BARINGS INFRASTRUCTURE SECONDARIES & SOLUTIONS FUND II MANAGING MEMBER LLC

Delaware, U.S.A. – 10426328

BARINGS JUNO GP LLC

Delaware – 10676037

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM GP, LLC

Delaware, U.S.A. – 7175727

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM II GP, LLC

Delaware, U.S.A. – 10182697

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BARINGS NORTH AMERICAN PRIVATE LOAN FUND II MANAGEMENT, LLC

Delaware, U.S.A. – 7868270

BARINGS NORTH AMERICAN PRIVATE LOAN FUND III MANAGEMENT, LLC

Delaware, U.S.A. – 6640173

BARINGS NORTH AMERICAN PRIVATE LOAN FUND IV (CAYMAN)-A, L.P.

Cayman Islands – WC-133150

BARINGS NORTH AMERICAN PRIVATE LOAN FUND IV MANAGEMENT, LLC

Delaware, U.S.A. – 10269278

BARINGS PORTFOLIO FINANCE IG HOLDINGS, LLC

Delaware, U.S.A. – 10415634

BARINGS REAL ASSET SPECIAL SERVICER LLC

Delaware, U.S.A. – 10422593

BARINGS REAL ESTATE EUROPEAN VALUE ADD FUND II FEEDER LLC

Cayman Islands – MC-3557

BARINGS SBIC II GP, LLC

Delaware, U.S.A. – 4948134

BARINGS SEM GP LLC

Delaware, U.S.A. – 4639492

BARINGS SMALL BUSINESS FUND LLC

Delaware, U.S.A. – 7875829

54.25% owned by Barings LLC

BARINGS SPECIALTY ASSET BASED FINANCE FUND GP LLC

Delaware, U.S.A. – 10510246

BARINGS TYIDF2 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493145

BARINGS – MM REVOLVER FUND GP LLC

Delaware, U.S.A. – 6354426

BCLF GP LLC

Delaware, U.S.A. – 2551895

BDAE PRIVATE FUND GP LLC

Delaware, U.S.A. – 33-3672699

BDAE PRIVATE FUND, LP

Delaware, U.S.A. – 33-3703068

BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BHOV I INCENTIVE LLC

Delaware, U.S.A. – 6268804

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE I LLC

Delaware, U.S.A. – 6778920

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE II LLC

Delaware, U.S.A. – 6778922

50% owned by Barings LLC

BMT RE DEBT FUND GP LLC

Delaware, U.S.A. – 6965646

BRECS VII GP LLC

Delaware, U.S.A. – 61147

BREDIF GP LLC

Delaware, U.S.A. – 3853440

CPF SPRINGING MEMBER, LLC

Delaware, U.S.A. – 3873032

CREA-MA REORGANIZATION TRUST

Delaware, U.S.A. – 000933540

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

MARTELLO RE GP LLC

Delaware, U.S.A. – 5993354

MEZZCO AUSTRALIA II LLC

Delaware, U.S.A. – 5346304

MEZZCO III LLC

Delaware, U.S.A. – 4557758

50% owned by Barings LLC

MEZZCO IV LLC

Delaware, U.S.A. – No number available

NAPLF (CAYMAN)-A SENIOR FUNDING IV LLC

Delaware, U.S.A. – 10373818

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

TERRAPIN MIDDLE MARKET INFRASTRUCTURE FUND, L.P.

Delaware, U.S.A. – 3903667

The following are subsidiary companies of MassMutual. The ownership interest is 20% or more. The ownership interest is MassMutual’s unless otherwise shown.

40 EXCHANGE MM MEMBER LLC

Ownership – 100%

100 W. 3RD STREET LLC

Ownership – 100%

12-18 WEST 55TH STREET PREDEVELOPMENT, LLC

Ownership – 90.20%

21 WEST 86TH LLC

Ownership – 96.24%

300 SOUTH TRYON HOTEL LLC

Ownership – 100%

300 SOUTH TRYON LLC

Ownership – 100%

ALAND ROYALTY HOLDINGS LP

Ownership – 26.69%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND I LLC

Ownership – 100%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND II LLC

Ownership – 100%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND III LLC

Ownership – 100%

BARINGS CAPITAL SOLUTIONS PERPETUAL FUND (CA), L.P.

Ownership – 34.65%

BARINGS CONSTRUCTION LENDING FUND LP

Ownership – 62.67% MassMutual

BARINGS DIVERSIFIED RESIDENTIAL FUND LP

Ownership – 100%

BARINGS EMERGING GENERATION FUND II LP

Ownership – 27.13%

BARINGS EMERGING GENERATION FUND, LP

Ownership – 67.74%

BARINGS GLOBAL ENERGY INFRASTRUCTURE FUND I LP

Ownership – 99.24%

BARINGS GLOBAL REAL ASSETS FUND, LP

Ownership – 26.14%

BARINGS HOTEL OPPORTUNITY VENTURE I LP

Ownership – 50.00%

BARINGS HOTEL OPPORTUNITY VENTURE II LP

Ownership – 50.00%

BARINGS MILLER INVESTMENT TRUST

Ownership – 57.33% MassMutual, 9.33% MM Ascend

BARINGS NAPLF IV RATED FEEDER, L.P.

Ownership – 43.48%

BARINGS PORTFOLIO FINANCE IG ISSUER I, LLC

Ownership – 43.48%

BARINGS REAL ESTATE DEBT INCOME FUND LP

Ownership – 100%

BARINGS REAL ESTATE EUROPEAN VALUE ADD I SCSP

Ownership – 49.99%

BARINGS SMALL BUSINESS FUND, L.P.

Ownership – 33.60%

BARINGS SMALL BUSINESS FUND II, L.P.

Ownership – 50.63%

BARINGS TYIDF2 RATED FEEDER, L.P.

Ownership – 100%

BARINGS U.S. CORE BOND FUND

Ownership – 100%

BARINGS U.S. HIGH YIELD FUND

Ownership – 21.47%

BARINGS-MM REVOLVER FUND LP

Ownership – 86.00%

BRAVA5 MALIC INVESTOR LLC

Ownership – 100% MM Ascend

BRAVA5 MM INVESTOR LLC

Ownership – 100%

CHASSIS ACQUISITION HOLDING LLC

Ownership – 30% (MassMutual Holding LLC)

CORNBROOK PRS HOLDINGS LLC

Ownership – 100%

CORNERSTONE FORT PIERCE DEVELOPMENT, LLC

Ownership – 90.00%

CORNERSTONE PERMANENT MORTGAGE FUND II LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND III LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND IV LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND LLC

Ownership – 100%

CRA AIRCRAFT HOLDING LLC

Ownership – 40.00%

RIDGE APARTMENTS, LLC

Ownership – 100%

CREA/PPC VENTURE, LLC

Ownership – 100%

CREA/WINDSTAR DUBLIN PLEASANTON, LLC

Ownership – 92.00%

E2E AFFORDABLE HOUSING DEBT FUND LLC

Ownership – 100%

EIP HOLDINGS I, LLC

Ownership – 28.96%

END-TO-END JPM AFFORDABLE HOUSING FUND LLC

Ownership – 100%

EURO REAL ESTATE HOLDINGS LLC

Ownership – 100%

FAN PIER DEVELOPMENT LLC

Ownership – 90.00%

GIA EU HOLDINGS LLC

Ownership – 100%

HB NAPLES GOLF OWNER LLC

Ownership – 100% (MassMutual Holding LLC)

LANDMARK MANCHESTER HOLDINGS LLC

Ownership – 100%

LONDON OFFICE JV HOLDINGS LLC

Ownership – 100%

MALIC ASIAPAC LP INVESTOR LLC

Ownership – 100% (MM Ascend)

MALIC AUSTRALIA BAST LLC

Ownership – 100% (MM Ascend)

MALIC AUSTRALIA BSOT LLC

Ownership – 100% (MM Ascend)

MALIC BAM LLC

Ownership – 100% (MM Ascend)

MALIC DEBT PARTICIPATIONS LLC

Ownership – 100% (MM Ascend)

MALIC ELCO YARDS A MEMBER LLC

Ownership – 100% (MM Ascend)

MALIC ELCO YARDS D MEMBER LLC

Ownership – 100% (MM Ascend)

MALIC MARET LLC

Ownership – 100% (MM Ascend)

MALIC NEW ALBANY INDUSTRIAL LLC

Ownership – 100% (MM Ascend)

MARCO HOTEL LLC

Ownership – 100% (MassMutual Holding LLC)

MIAMI DOUGLAS FOUR MM, LLC

Ownership – 100%

MIAMI DOUGLAS ONE GP LLC

Ownership – 100%

MIAMI DOUGLAS THREE MM, LLC

Ownership – 100%

MIAMI DOUGLAS TWO GP LLC

Ownership – 100%

MIAMI DOUGLAS TWO LP

Ownership – 89.99%

MM 10 CENTENNIAL DRIVE MEMBER LLC

Ownership – 100%

MM 100 CONGRESS OWNER LLC

Ownership – 100%

MM 340 MADISON MEMBER LLC

Ownership – 100%

MM 1370 AVE OF AM LLC

Ownership – 100%

MM 1400 E 4TH STREET MEMBER LLC

Ownership – 100%

MM 425 MONTGOMERY MEMBER LLC

Ownership – 100%

MM 550 CORPORATE MEMBER LLC

Ownership – 100%

MM ASCEND DS INVESTORS LLC

Ownership – 100%

MM ASIAPAC LP INVESTOR LLC

Ownership – 100%

MM BAM LLC

Ownership – 100%

MM BIG PENINSULA CO-INVEST MEMBER LLC

Ownership – 27.20%

MM BROOKHAVEN MEMBER LLC

Ownership – 100%

MM CENTURY SQUARE MEMBER LLC

Ownership – 100%

MM DEBT PARTICIPATIONS LLC

Ownership – 100%

MM DS INVESTOR LLC

Ownership – 100%

MM EAST SOUTH CROSSING MEMBER LLC

Ownership – 100%

MM ELCO YARDS A MEMBER LLC

Ownership – 100%

MM ELCO YARDS D MEMBER LLC

Ownership – 100%

MM FREMONT MEMBER LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER II LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER III LLC

Ownership – 100%

MM IRONHEAD COMMERCE CENTER MEMBER LLC

Ownership – 100%

MM KANNAPOLIS INDUSTRIAL MEMBER LLC

Ownership – 100%

MM LIBERTY CENTRE MEMBER LLC

Ownership – 100%

MM MARET LLC

Ownership – 100%

MM MD2 STATION MEMBER LLC

Ownership – 100%

MM NATIONAL IOS PROGRAM MEMBER LLC

Ownership – 100%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER LLC

Ownership – 100%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER II LLC

Ownership – 100%

MM NEW ALBANY INDUSTRIAL LLC

Ownership – 100%

MM ONE HARBOR SHORE MEMBER

Ownership – 100%

MM PARK CITY INVESTOR LLC

Ownership – 100%

MM REDISCOVER MEMBER LLC

Ownership – 100%

MM REED DISTRICT LANDCO MEMBER LLC

Ownership – 100%

MM SEDONA VORTEX INVESTOR LLC

Ownership – 100%

MM SL WILLISTOWN LLC

Ownership – 100%

MM SPEEDWAY EL PASO MEMBER LLC

Ownership – 100%

MM SPEEDWAY EL PASO MEMBER II LLC

Ownership – 100%

MM STOWE INVESTOR LLC

Ownership – 100%

MM SUBLINE BORROWER LLC

Ownership – 100%

MM THE GILMAN MEMBER LLC

Ownership – 100%

MM TOKYO BTR1 LLC

Ownership – 70% MassMutual, 30% MM Ascend

MM VIRGINIAN INVESTOR LLC

Ownership – 100%

MMALIC 10 CENTENNIAL DRIVE MEMBER LLC

Ownership – 100% MM Ascend

MMLIC AUSTRALIA BAST LLC

Ownership – 100%

MMLIC AUSTRALIA BSOT LLC

Ownership – 100%

PACO FRANCE LOGISTICS LLC

Ownership – 100%

PDX SW THIRD HOTEL OWNER LLC

Ownership – 100%

RB APARTMENTS LLC

Ownership – 100% (MassMutual Holding LLC)

RED LAKE VENTURES, LLC

Ownership – 31.52%

RIVERWALK MM MEMBER, LLC

Ownership – 100%

SBNP SIA III LLC

Ownership – 99.00%

SBNP SIA IV LLC

Ownership – 99.00%

SL WILLISTOWN ONE LLC

Ownership – 100%

TEN FAN PIER BOULEVARD LLC

Ownership – 100%

THREE PW OFFICE HOLDING LLC

Ownership – 95.00%

TRAILSIDE MM MEMBER II LLC

Ownership – 100%

TRAILSIDE MM MEMBER LLC

Ownership – 100%

UNNA, DORTMUND HOLDING LLC

Ownership – 100%

VALIDUS HOLDING COMPANY LLC

Ownership – 40.44%

VGS ACQUISITION HOLDING, LLC

Ownership – 33.33% (MassMutual Holding LLC)

WASHINGTON GATEWAY APARTMENTS HOLDINGS LLC

Ownership – 95.80%

WASHINGTON GATEWAY THREE LLC

Ownership – 95.00%

WASHINGTON GATEWAY TWO HOLDINGS LLC

Ownership – 95.00%

WEST 37TH STREET HOTEL LLC

Ownership – 93.75%

WEST 46TH STREET HOTEL LLC

Ownership – 100%

The following are collateralized loan obligation vehicles of Jefferies Finance LLC.

APEX CREDIT CLO 2024-I LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. The CLO is managed by Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2020 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN Revolver CLO 2021-II Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN Revolver CLO 2021-V Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%

JFIN REVOLVER CLO 2022-III LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LLC

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2024-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2025-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2025-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2026-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER 2026-II HOLDINGS LLC

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2026-II LLC

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 57.95%

JFIN REVOLVER FUNDING 2021 LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-III LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-IV LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2022-I LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

The following are portfolio companies in which Jefferies Finance LLC, together with its subsidiaries, own at least 25% of the equity interests. The ownership percentage is indicated.

CUSTOM ECOLOGY HOLDCO, LLC

100% owned by Jefferies Finance LLC

The following are investment-related special purpose entities of Baring Asset Management Limited.

BARINGS CORE FUND FEEDER I GP S.À.R.L.

Luxembourg – B216891

This company is wholly owned by Baring Asset Management Limited.

BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – B127566

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS UMBRELLA FUND (LUX) GP S.À.R.L.

Luxembourg – B240621

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

PREIF HOLDINGS LIMITED PARTNERSHIP

United Kingdom – SL006640

This company is wholly owned by Baring Asset Management Limited.

The following is an investment-related special purpose entity of Baring Fund Managers Limited.

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 99.9% owned by Baring Fund Managers Limited and 0.1% owned by Barings Asset Management Limited.

MassMutual or its subsidiaries own a significant minority stake in the companies listed below.

AMHERST LONG TERM OWNER HOLDINGS, LLC

Delaware, U.S.A – 4439028

MassMutual’s interest is 24.5%

BEAUTY BRANDS ACQUISITION LLC

Delaware, U.S.A. – 7164322

MassMutual’s ownership interest is 32.63%

ENROLL CONFIDENTLY, INC.

Delaware – 7051382

MassMutual’s interest is 22.4%

IMBIBA GROWTH LLP

MassMutual’s ownership interest is 20.00%

LOW CARBON ENERGY HOLDING

United Kingdom – No number available at this time.

MassMutual’s interest is 32.2%

MARTELLO RE FEEDER LP

Delaware – 3119360

MassMutual Holding LLC’s interest is 58.05%

MARTELLO RE LP

Delaware - 6009011

MassMutual Holding LLC has an indirect ownership of 25.8% via Martello Re Feeder LP

ROTHESAY LIMITED (FORMERLY KNOWN AS ROTHESAY HOLDCO UK LIMITED)

England & Wales – 08668809.

MM Rothesay Holdco LLC’s interest is 47.6%.

YUNFENG FINANCIAL GROUP LIMITED

Hong Kong – No number available.

MassMutual International LLC’s ownership interest is 23.65%.

MassMutual has a 47.6% ownership interest in Rothesay Limited (through MM Rothesay Holdco US LLC). The following companies are affiliated with Rothesay Limited.

LT MORTGAGE FINANCING LIMITED

England & Wales – 09444756

ROTHESAY ASSET MANAGEMENT AUSTRALIA PTY LTD

New South Wales, Australia

ROTHESAY ASSET MANAGEMENT UK LIMITED

England & Wales – 10985333

ROTHESAY ASSET MANAGEMENT NORTH AMERICA LLC

Delaware, U.S.A. – 6570152

ROTHESAY FOUNDATION

England & Wales – 12263987

ROTHESAY LIFE PLC

England & Wales – 06127279

ROTHESAY MA NO. 1 LIMITED

England & Wales – 11641166

ROTHESAY MA NO. 3 LIMITED

England & Wales – 12300383

ROTHESAY MA NO. 4 LIMITED

England & Wales – 12300511

ROTHESAY MORTGAGES PARTNERSHIP 1 LLP

England & Wales – OC460679

RIVERTON HOME FINANCE LIMITED

England & Wales - 11877651

ROTHESAY PENSIONS MANAGEMENT LIMITED

England & Wales – 06195160

ROTHESAY PROPERTY COMPANY 1 LIMITED

England & Wales – 04346508

ROTHESAY PROPERTY PARTNERSHIP 1 LLP

England & Wales – OC436469

ROTHESAY PROPERTY PARTNERSHIP 2 LLP

England & Wales – OC460356

MassMutual has a 32.63% ownership interest in Beauty Brands Acquisition LLC. The following companies are affiliated with Beauty Brands Acquisition LLC.

BEAUTY BRANDS ACQUISITION INTERMEDIATE LLC

Delaware, U.S.A. – 7164303

FORMA BRANDS, LLC

Delaware, U.S.A. – 7164339

II.	REGISTERED INVESTMENT COMPANY AFFILIATES: Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.
a.	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company.
b.	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company.
c.	MassMutual Advantage Funds, a Massachusetts business trust that operates as a management investment company.
d.	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.
e.	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
f.	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.
g.	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
h.	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
i.	Barings BDC, Inc., a Maryland publicly-traded, externally managed business development company.

Item 33.       Indemnification

C.M. Life directors and officers are indemnified under Article V of the by-laws of C.M. Life’s parent company, Massachusetts Mutual Life Insurance Company (“MassMutual”), as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any of such paragraphs. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with certain officers who serve as a director of a subsidiary of MassMutual (a “Subsidiary Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Subsidiary Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Subsidiary Director because he or she is a director of a subsidiary of MassMutual if the Subsidiary Director (i) acted in good faith, (ii) reasonably believed the conduct was in the subsidiary’s best interest; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Subsidiary Director shall not be liable under MassMutual’s Charter or By-Law. MassMutual further agrees to indemnify a Subsidiary Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Subsidiary Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Subsidiary Director derived an improper benefit. MassMutual will also indemnify a Subsidiary Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Subsidiary Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to the relevant subsidiary that the Subsidiary Director is entitled to indemnification, MassMutual will indemnify the Subsidiary Director to the extent permitted by law. Subject to the Subsidiary Director’s obligation to pay MassMutual in the event that the Subsidiary Director is not entitled to indemnification, MassMutual will pay the expenses of the Subsidiary Director prior to a final determination as to whether the Subsidiary Director is entitled to indemnification.

Item 34.         Principal Underwriters

(a)

MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts/policies/certificates sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.
MMLIS and MML Distributors, either jointly or individually, act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1,
Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3,
Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life
Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1
Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual
Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select Funds, and certain series of the MML Series
Investment Fund and MML Series Investment Fund II.

MML Distributors also acts as principal underwriter for certain contracts that utilize the following registered separate accounts of

Talcott Resolution Life Insurance Company:
Talcott Resolution Life Insurance Company - DC Variable Account I
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve

(b)	MMLIS and MSD are the principal underwriters for this Contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Vaughn Bowman	Director, Chairman of the Board, Chief Executive Officer, and President	*
John Vaccaro	Director and Chairman Emeritus	*
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana	Director	*
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Joseph Mallee	Director, Agency Field Force Supervisor and Vice President	*
David Mink	Vice President and Chief Operations Officer	*
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	*
Courtney Reid	Chief Compliance Officer	*
James P. Puhala	Deputy Chief Compliance Officer	*
Michael Gilliland	Deputy Chief Compliance Officer	*
Thomas Bauer	Chief Technology Officer	*
Anthony Frogameni	Chief Privacy Officer	*
Linda Bestepe	Vice President	*
Brian Foley	Vice President	10 Fan Pier Boulevard Boston, MA 02210
James Langham	Vice President	*
Michael Thomas	Vice President	2 Park Ave New York, NY 10016
Daken Vanderburg	Vice President	*
Mary B. Wilkinson	Vice President	10 Fan Pier Boulevard Boston, MA 02210
George Randall	Field Risk Officer	*
Alyssa O’Connor	Assistant Secretary	*
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	*
Elizabeth Marin	Assistant Treasurer	*
Kevin Lacomb	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Tricia Cohen	Continuing Education Officer	*
Mario Morton	Registration Manager	*
Kelly Pirrotta	AML Compliance Officer	*
John Rogan	Regional Vice President	*
Sarah Hedges	Regional Vice President	*
David Smith	Regional Vice President	*
Tanya Wilber	Regional Vice President	*

* 1295 State Street, Springfield, MA 01111-0001

DIRECTORS AND OFFICERS OF MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Elizabeth Forget	Member Representative	2 Park Ave New York, NY 10016
Douglas Steele	Chief Executive Officer and President	*
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	*
James P. Puhala	Chief Compliance Officer	*
Vincent Baggetta	Chief Risk Officer	*
Alyssa O’Connor	Assistant Secretary	*
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Kevin Lacomb	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	*
Elizabeth Marin	Assistant Treasurer	*
Stephen Alibozek	Entity Contracting Officer	*
Mario Morton	Registration Manager and Continuing Education Officer	*
Kelly Pirrotta	AML Compliance Officer	*
(*)	1295 State Street, Springfield, MA 01111-0001

(c)

Compensation From the Registrant
For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 35.        Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through C.M. Life Insurance Company, 1295 State Street, Springfield, MA 01111.

Item  36.        Management Services

Not Applicable

Item 37.        Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF
THE INVESTMENT COMPANY ACT OF 1940

C.M. Life Insurance Company hereby represents that the fees and charges deducted under the C.M. Life Electrum SelectSM (“Electrum Select”) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by C.M. Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 4th day of September, 2026.

C.M. LIFE VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

C.M. LIFE INSURANCE COMPANY
(Depositor)

By:	ROGER W. CRANDALL * Roger W. Crandall President and Chief Executive Officer (principal executive officer) C.M. Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
ROGER W. CRANDALL * Roger W. Crandall	Director, President and Chief Executive Officer (principal executive officer)	September 4, 2026
MARY JANE FORTIN * Mary Jane Fortin	Chief Financial Officer (principal financial officer)	September 4, 2026
GREGORY GIARDIELLO * Gregory Giardiello	Corporate Controller (principal accounting officer)	September 4, 2026
DAVID H. LONG * David H. Long	Director	September 4, 2026
MICHAEL THOMAS ROLLINGS * Michael Thomas Rollings	Director	September 4, 2026
MICHAEL J. O’CONNOR * Michael J. O’Connor	Director	September 4, 2026
PAUL LAPIANA * Paul LaPiana	Director	September 4, 2026
/s/ GARY F. MURTAGH * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney